Segment information (Narrative) (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	15.50%	8.00%	6.00%
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	82.00%	61.00%	78.00%
Brazil [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	0.50%	4.00%	2.00%
Argentina [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	1.00%	15.00%	7.00%
Peru [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	0.50%	12.00%	7.00%
Ecuador [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage				0.50%